TRADE PAYABLES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payable	R$ 20.2	R$ 76.2
Trade Payable [Member]
IfrsStatementLineItems [Line Items]
Nominal contractual amounts including interest	R$ 243.0	R$ 210.7